UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2007

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

January 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2007

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 97.3%
Alabama — 0.1%
$615,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (a)	$141,450

Alaska — 1.7%
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	1,132,237
1,650,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/30	1,770,516

		Total Alaska	2,902,753

Arizona — 2.7%
1,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	1,662,195
1,760,000	Aaa(c)	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series B, 8.000% due 10/1/34	1,978,680
1,000,000	AAA	Yuma & La Paz Counties, Arizonal Community College District, Arizona Western College, FSA-Insured, 5.000% due 7/1/24	1,056,130

		Total Arizona	4,697,005

Arkansas — 1.0%
		Arkansas State Development Financing Authority:
1,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	1,098,620
600,000	BB	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (b)	678,696

		Total Arkansas	1,777,316

California — 12.2%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20	1,554,735
2,000,000	A3(c)	California Health Facilities Financing Authority Revenue, Refunding, Cedars-Sinai Medical Center, 5.000% due 11/15/27	2,073,200
		California State Department of Water Resources & Power Supply Revenue, Series A:
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (d)	5,444,000
1,500,000	AAA	XLCA-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/17 (d)	1,633,200
2,500,000	A+	California State, GO, Various Purpose, 5.000% due 9/1/35	2,624,050
1,500,000	NR	California Statewide CDA Revenue, East Valley Tourist Project, Series A, 9.250% due 10/1/20	1,638,540
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	BBB	Asset Backed, Series A-4, 7.800% due 6/1/42	2,430,660
1,000,000	AAA	Enhanced Asset Backed, Series B, Call 6/1/13 @ 100, 5.625% due 6/1/38 (d)	1,098,710
600,000	BBB+	Redding, CA, Redevelopment Agency Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/29	616,722
1,865,000	Ba2(c)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	1,947,153

		Total California	21,060,970

Colorado — 3.3%
500,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	529,110
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:
1,230,000	AAA	Bromley School Project, Refunding, XLCA-Insured, 5.125% due 9/15/25	1,317,871
805,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (d)	905,327
785,000	NR	Elbert County Charter, 7.375% due 3/1/35	842,682

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Colorado — 3.3% (continued)
$190,000	AAA	Prerefunded, University of Denver Project, Series B, FGIC-Insured, Call 3/1/16 @ 100, 5.250% due 3/1/23 (d)	$209,435
810,000	AAA	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	891,559
500,000	NR	High Plains, CO, Metropolitan District, Series A, GO, 6.250% due 12/1/35	532,720
500,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	547,115

		Total Colorado	5,775,819

District of Columbia — 1.2%
1,895,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/20	2,050,712

Florida — 11.0%
985,000	NR	Beacon Lakes, FL, Community Development District, Special Assessment, Series A, 6.900% due 5/1/35	1,075,334
1,500,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,643,190
2,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (d)	2,313,960
2,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, Call 6/01/12 @ 102, 8.000% due 6/1/32 (d)	2,389,680
950,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,007,009
1,000,000	A+	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D, Call 11/15/12 @ 100, 6.000% due 11/15/25 (d)	1,112,000
2,000,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (b)	2,005,660
1,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,101,150
450,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (e)	532,643
2,000,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,204,580
1,000,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,013,640
1,000,000	AAA	University of Central Florida, COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,053,050
1,450,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue, 8.125% due 10/1/25	1,477,231

		Total Florida	18,929,127

Georgia — 4.0%
		Atlanta, GA, Airport Revenue:
1,000,000	AAA	Series B, FGIC-Insured, 5.625% due 1/1/30 (b)(f)	1,050,500
1,000,000	AAA	Series G, FSA-Insured, 5.000% due 1/1/26	1,048,500
2,500,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24	2,765,600
1,000,000	A-(g)	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,084,520
1,005,000	NR	Walton County, GA, IDA Revenue, Walton Manufacturing Co. Project, 8.500% due 9/1/07	1,012,939

		Total Georgia	6,962,059

Illinois — 1.8%
2,000,000	AAA	Chicago, IL, GO, Neighborhoods Alive 21 Program, FGIC-Insured, Call 1/1/11 @ 100, 5.500% due 1/1/31 (d)	2,123,000
1,000,000	NR	Illinois Finance Authority Revenue, 5.000% due 12/1/26	1,022,530

		Total Illinois	3,145,530

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Indiana — 0.5%
		County of St Joseph, IN, EDR, Holy Cross Village Notre Dame Project,Series A:
$285,000	NR	6.000% due 5/15/26	$302,414
550,000	NR	6.000% due 5/15/38	578,649

		Total Indiana	881,063

Kansas — 0.7%
1,150,000	A-1(c)	Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health, 5.000% due 10/1/22	1,207,661

Louisiana — 0.6%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,037,250

Maryland — 1.6%
1,500,000	AAA	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, Call 12/1/09 @ 101, 7.730% due 12/1/27 (d)	1,669,290
1,000,000	NR	Maryland State Health & Higher EFA Revenue, Refunding, Edenwald, Series A, 5.400% due 1/1/31	1,039,560

		Total Maryland	2,708,850

Massachusetts — 3.9%
935,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	945,575
1,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (d)	1,161,620
1,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,114,710
1,830,000	AAA	Massachusetts State IFA Revenue, Assisted Living Facilities, Marina Bay LLC Project, Call 12/1/07 @ 103, 7.500% due 12/1/27 (b)(d)	1,938,574
390,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (e)	510,927
1,000,000	AAA	Massachusetts State, School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/20	1,065,690

		Total Massachusetts	6,737,096

Michigan — 5.2%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23	2,134,878
		Cesar Chavez Academy, COP:
1,000,000	BBB-	7.250% due 2/1/33	1,055,320
1,000,000	BBB-	8.000% due 2/1/33	1,133,410
1,000,000	NR	Gaudior Academy, COP, 7.250% due 4/1/34	1,007,300
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,909,110
1,000,000	NR	Star International Academy, COP, 7.000% due 3/1/33	1,026,540
700,000	NR	William C. Abney Academy, COP, 6.750% due 7/1/19	696,458

		Total Michigan	8,963,016

Mississippi — 0.9%
1,480,000	Aaa(c)	Jackson, MS, Public School District, FSA-Insured, 5.000% due 10/1/20	1,568,312

Missouri — 0.8%
1,300,000	A	Missouri State HEFA Revenue, Refunding, St Lukes Episcopal, 5.000% due 12/1/21	1,352,117

Montana — 1.4%
2,475,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	2,490,419

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
New Hampshire — 1.0%
$1,600,000	A	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due 7/1/34	$1,692,528

New Jersey — 8.7%
1,500,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20	1,624,905
1,000,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, Call 11/15/10 @ 101, 8.250% due 11/15/30 (d)	1,159,980
5,000,000	NR	New Jersey EDA Revenue, Refunding, Series B, 6.875% due 1/1/37	5,203,650
		New Jersey Health Care Facilities Financing Authority Revenue:
1,750,000	BBB	Holy Name Hospital, 5.000% due 7/1/36	1,788,132
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30	3,293,880
1,750,000	BBB	Tobacco Settlement Financing Corp., Call 6/1/13 @ 100, 6.750% due 6/1/39 (d)	2,026,955

		Total New Jersey	15,097,502

New Mexico — 1.4%
		Albuquerque, NM, Hospital Revenue, Southwest Community Health Services, Call 8/1/08 @100:
180,000	AAA	10.000% due 8/1/12 (d)	193,874
95,000	AAA	10.125% due 8/1/12 (d)	102,439
1,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	1,049,270
1,000,000	A+	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,052,770

		Total New Mexico	2,398,353

New York — 10.4%
700,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, 8.250% due 11/15/30	753,200
500,000	Aaa(c)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	550,735
2,000,000	AAA	Metropolitan Transportation Authority of New York, Series A, AMBAC-Insured, 5.000% due 7/1/30	2,081,480
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, Call 11/15/10 @ 102, 8.550% due 11/15/32 (a)(d)	1,177,120
		New York City, NY, IDA, Civic Facilities Revenue:
1,315,000	NR	Community Residence for the Developmentally Disabled Project, 7.500% due 8/1/26	1,350,847
930,000	NR	Special Needs Facilities Pooled Program, Series A-1, Call 7/1/10 @ 102, 8.125% due 7/1/19 (d)	1,038,866
1,000,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,058,030
		New York State Dormitory Authority Revenue:
2,090,000	AA+	Cornell University, Series A, 5.000% due 7/1/21	2,240,564
1,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	1,571,670
1,450,000	AAA	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,524,008
2,500,000	BB	New York University Hospitals Center, Series A, 5.000% due 7/1/26	2,560,200
910,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	963,735
1,000,000	BBB-	Suffolk County, NY, Industrial Development Agency, Continuing Care Retirement Revenue, Refunding, Jeffersons Ferry Project, 5.000% due 11/1/28	1,018,460

		Total New York	17,888,915

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
North Carolina — 0.6%
$ 935,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	$ 979,441

Ohio — 3.6%
1,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	1,665,960
1,500,000	A-	Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center, 5.250% due 5/15/21	1,590,300
60,000	AAA	Montgomery County, OH, Health Systems Revenue, Unrefunded Balance, Series B-1, 8.100% due 7/1/18	61,318
1,500,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,539,315
1,260,000	AA+	Riversouth Authority Ohio, Revenue, Riversouth Area Redevelopment, Series A, 5.000% due 12/1/25	1,329,791

		Total Ohio	6,186,684

Pennsylvania — 3.9%
2,200,000	NR	Allegheny County, PA, IDA, Airport Special Facilities Revenue, USAir Inc. Project, Series B, 8.500% due 3/1/21 (a)(b)	220
1,000,000	NR	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, Series A, Call 1/1/13 @ 101, 7.250% due 1/1/35 (d)	1,183,100
1,000,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,085,880
2,640,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.625% due 7/1/19 (a)	105,600
965,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,021,134
1,000,000	NR	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95, 7.750% due 12/1/17	1,004,030
2,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (d)	2,303,640

		Total Pennsylvania	6,703,604

South Carolina — 0.3%
225,000	NR	Florence County, SC, IDR, Stone Container Corp., 7.375% due 2/1/07	225,000
300,000	NR	McCormick County, SC, COP, 9.750% due 7/1/09	303,624

		Total South Carolina	528,624

Tennessee — 2.1%
1,000,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,079,660
2,500,000	NR	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 5.750% due 9/1/37	2,559,000

		Total Tennessee	3,638,660

Texas — 8.5%
560,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, 6.875% due 6/1/29	540,456
1,000,000	BBB	Garza County Public Facility Corp., 5.500% due 10/1/18	1,050,240
2,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (b)(h)(i)	2,234,000
2,750,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (b)	2,762,897
1,000,000	AAA	Laredo, TX, ISD Public Facility Corp. Lease Revenue, Series A, AMBAC-Insured, 5.000% due 8/1/29	1,031,590

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Texas — 8.5% (continued)
$1,000,000	NR	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 6.200% due 11/15/29	$1,017,010
1,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	1,044,410
1,000,000	BBB-	Port Corpus Christi, TX, Industrial Development Corp., CITGO Petroleum Corp. Project, 8.250% due 11/1/31 (b)	1,027,530
1,865,000	NR	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,927,478
		Willacy County, TX, PFC Project Revenue:
1,000,000	NR	County Jail, 7.500% due 11/1/25	1,023,210
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,042,410

		Total Texas	14,701,231

Virginia — 1.6%
420,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	440,496
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,131,720
1,000,000	BBB(g)	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring Village, Inc., Series A, Call 10/1/09 @ 102, 7.500% due 10/1/29 (d)	1,110,380

		Total Virginia	2,682,596

Wisconsin — 0.6%
1,000,000	BBB+	Wisconsin State HEFA Revenue, Aurora Health Care, 6.400% due 4/15/33	1,110,190

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $163,486,803)	167,996,853

SHORT-TERM INVESTMENTS(j) — 2.1%
Illinois — 0.5%
700,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 3.700%, 2/1/07	700,000
200,000	A-1+	Illinois Health Facilities Authority, University Chicago Hospitals, Series C, MBIA-Insured, LIQ-JPMorgan Chase, 3.750%, 2/1/07	200,000

		Total Illinois	900,000

Massachusetts — 0.1%
250,000	A-1+	Massachusetts State HEFA, Partners Healthcare Systems, Series D-6, 3.730%, 2/1/07	250,000

New York — 1.1%
765,000	A-1+	New York City, NY, GO, Subordinated Series H-4, LOC-Bank of New York, 3.670%, 2/1/07	765,000
1,040,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-3, SPA-Bank of New York, 3.670%, 2/1/07	1,040,000

		Total New York	1,805,000

Texas — 0.4%
600,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.730%, 2/1/07	600,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,555,000)	3,555,000

		TOTAL INVESTMENTS — 99.4% (Cost — $167,041,803#)	171,551,853
		Other Assets in Excess of Liabilities — 0.6%	1,092,672

		TOTAL NET ASSETS — 100.0%	$172,644,525

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Rating by Moody’s Investors Service.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is segregated for extended settlements.
(g)	Rating by Fitch Ratings Service.
(h)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(i)	Maturity date shown represents the mandatory tender date.
(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
GF - General Facilities
GNMA - Government National Mortgage Association
GO - General Obligation
HEFA - Health & Educational Facilities Authority
IBC - Insured Bond Certificates
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PFC - Public Facilities Corporation
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.

Summary of Investments by Industry*

Hospitals	20.0%
Pre-Refunded	19.5%
Education	12.8%
Miscellaneous	11.8%
Transportation	8.3%
Industrial Development	4.7%
General Obligation	3.8%
Public Facilities	3.7%
Housing: Multi-Family	2.8%
Life Care Systems	2.7%
Cogeneration Facilities	2.6%
Pollution Control	2.6%
Tobacco	1.4%
Water and Sewer	1.2%

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Tax Allocation	0.9%
Utilities	0.6%
Escrowed to Maturity	0.6%

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,588,835
Gross unrealized depreciation	(5,078,785)
Net unrealized appreciation	$4,510,050

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 30, 2007